PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed Balance Sheets - Additional Information (Details) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Class A Ordinary Shares
Condensed Balance Sheets
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,889,352,801	1,889,352,801
Common stock, shares issued	263,614,582	253,693,940
Common stock, shares outstanding	258,690,272	243,090,108
Class B Ordinary Shares
Condensed Balance Sheets
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	110,647,199	110,647,199
Common stock, shares issued	100,727,057	108,147,199
Common stock, shares outstanding	100,727,057	108,147,199
Parent | Class A Ordinary Shares
Condensed Balance Sheets
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,889,352,801	1,889,352,801
Common stock, shares issued	263,614,582	253,693,940
Common stock, shares outstanding	258,690,272	243,090,108
Parent | Class B Ordinary Shares
Condensed Balance Sheets
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	110,647,199	110,647,199
Common stock, shares issued	100,727,057	108,147,199
Common stock, shares outstanding	100,727,057	108,147,199